UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554

Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  August 31

Date of reporting period: September 1, 2018—February 28, 2019

Item 1: Reports to Shareholders

Semiannual Report | February 28, 2019 Vanguard Money Market Funds

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Prime Money Market Fund	3
Federal Money Market Fund	24
Treasury Money Market Fund	39

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2019
	Beginning Account Value 8/31/2018	Ending Account Value 2/28/2019	Expenses Paid During Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,011.50	$0.80
Admiral™ Shares	1,000.00	1,011.80	0.50
Federal Money Market Fund	$1,000.00	$1,010.84	$0.55
Treasury Money Market Fund	$1,000.00	$1,010.87	$0.45
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.00	$0.80
Admiral Shares	1,000.00	1,024.30	0.50
Federal Money Market Fund	$1,000.00	$1,024.25	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Prime Money Market Fund

Sector Diversification

As of February 28, 2019

Certificates of Deposit	5.9%
U.S. Commercial Paper	3.6
Repurchase Agreements	0.5
U.S. Government Obligations	5.3
U.S. Treasury Bills	32.8
Yankee/Foreign	51.9

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (38.0%)
2	Federal Home Loan Bank Discount Notes	2.402%–2.419%	3/1/19	1,438,000	1,438,000
2	Federal Home Loan Bank Discount Notes	2.402%–2.413%	3/7/19	320,488	320,360
2	Federal Home Loan Bank Discount Notes	2.399%	3/19/19	25,100	25,070
2	Federal Home Loan Bank Discount Notes	2.399%	3/20/19	634,000	633,200
2	Federal Home Loan Bank Discount Notes	2.399%	3/22/19	1,500,000	1,497,916
2	Federal Home Loan Bank Discount Notes	2.389%–2.390%	3/27/19	1,454,250	1,451,749
2	Federal Home Loan Bank Discount Notes	2.409%	4/10/19	1,078,000	1,075,125
	United States Treasury Bill	2.398%	3/1/19	2,000,000	2,000,000
	United States Treasury Bill	2.394%–2.397%	3/5/19	1,000,000	999,734
	United States Treasury Bill	2.379%	3/7/19	1,000,000	999,606
	United States Treasury Bill	2.389%	3/14/19	1,602,000	1,600,626
	United States Treasury Bill	2.400%	3/19/19	2,400,000	2,397,126
	United States Treasury Bill	2.346%–2.389%	3/21/19	1,825,803	1,823,498
	United States Treasury Bill	2.430%	3/28/19	2,000,000	1,996,378
	United States Treasury Bill	2.409%	4/2/19	1,500,000	1,496,800
	United States Treasury Bill	2.481%	4/4/19	782,800	780,978
	United States Treasury Bill	2.394%	4/9/19	385,000	384,005
	United States Treasury Bill	2.409%	4/16/19	2,000,000	1,993,867
	United States Treasury Bill	2.409%	4/23/19	1,882,750	1,876,098
	United States Treasury Bill	2.414%–2.417%	4/30/19	2,000,000	1,992,515
	United States Treasury Bill	2.389%	5/2/19	2,000,000	1,991,819
	United States Treasury Bill	2.481%	5/9/19	3,000,000	2,985,913
	United States Treasury Bill	2.415%–2.496%	5/16/19	5,000,000	4,974,392
	United States Treasury Bill	2.410%–2.486%	5/23/19	4,000,000	3,977,636
	United States Treasury Bill	2.420%–2.506%	5/30/19	5,500,000	5,466,630
Total U.S. Government and Agency Obligations (Cost $46,179,041)					46,179,041
Commercial Paper (34.1%)
Bank Holding Company (0.9%)
3	ABN Amro Funding USA LLC	2.779%	3/14/19	198,000	197,803
3	ABN Amro Funding USA LLC	2.809%	3/19/19	148,000	147,794
3	ABN Amro Funding USA LLC	2.810%	3/20/19	49,000	48,928
3	ABN Amro Funding USA LLC	2.806%	4/3/19	65,000	64,834
3	ABN Amro Funding USA LLC	2.806%	4/5/19	198,000	197,465

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	ABN Amro Funding USA LLC	2.807%	4/8/19	99,000	98,709
3	ABN Amro Funding USA LLC	2.627%	5/2/19	34,000	33,847
3	ABN Amro Funding USA LLC	2.617%	5/7/19	61,000	60,705
3	ABN Amro Funding USA LLC	2.745%	5/13/19	50,360	50,082
3	ABN Amro Funding USA LLC	2.674%	5/28/19	51,500	51,166
3	ABN Amro Funding USA LLC	2.653%–2.663%	6/4/19	84,750	84,161
3	ABN Amro Funding USA LLC	2.674%	6/5/19	33,750	33,512
3	ABN Amro Funding USA LLC	2.622%	6/6/19	14,000	13,902
					1,082,908
Finance—Auto (1.3%)
	American Honda Finance Corp.	2.611%	4/4/19	20,250	20,200
	American Honda Finance Corp.	2.612%	4/10/19	30,750	30,661
	American Honda Finance Corp.	2.648%–2.658%	4/22/19	138,000	137,474
	American Honda Finance Corp.	2.658%	4/23/19	34,000	33,868
	American Honda Finance Corp.	2.615%–2.638%	4/25/19	84,000	83,665
	American Honda Finance Corp.	2.658%	4/26/19	34,000	33,860
	American Honda Finance Corp.	2.614%	5/8/19	27,000	26,868
	American Honda Finance Corp.	2.588%–2.597%	5/21/19	96,500	95,941
	American Honda Finance Corp.	2.596%–2.637%	5/22/19	153,500	152,593
	American Honda Finance Corp.	2.638%	5/24/19	62,000	61,621
4	Toyota Motor Credit Corp.,
	1M USD LIBOR + 0.230%	2.710%	5/16/19	133,000	133,000
4	Toyota Motor Credit Corp.,
	1M USD LIBOR + 0.230%	2.710%	7/16/19	396,000	396,000
4	Toyota Motor Credit Corp.,
	1M USD LIBOR + 0.250%	2.743%	5/28/19	198,000	198,000
4	Toyota Motor Credit Corp.,
	1M USD LIBOR + 0.280%	2.764%	6/26/19	135,000	135,000
					1,538,751
Foreign Banks (20.8%)
3	Australia & New Zealand Banking Group Ltd.	2.826%	4/8/19	21,275	21,212
3,4	Australia & New Zealand Banking Group
	Ltd., 1M USD LIBOR + 0.120%	2.633%	3/6/19	495,000	495,000
3,4	Australia & New Zealand Banking Group
	Ltd., 1M USD LIBOR + 0.250%	2.762%	3/7/19	65,000	65,000
3,4	Australia & New Zealand Banking Group
	Ltd., 1M USD LIBOR + 0.280%	2.794%	6/4/19	329,000	329,000
3,4	Australia & New Zealand Banking Group
	Ltd., 1M USD LIBOR + 0.280%	2.794%	7/5/19	396,000	395,997
3,4	Australia & New Zealand Banking Group
	Ltd., 1M USD LIBOR + 0.340%	2.822%	11/21/19	600,000	600,000
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.150%	2.643%	3/28/19	126,000	126,000
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.150%	2.643%	3/28/19	163,000	163,000
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.160%	2.640%	4/18/19	423,500	423,500
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.160%	2.650%	4/25/19	200,000	200,000
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.270%	2.760%	5/23/19	230,000	230,000
3,4	Bank of Nova Scotia,
	1M USD LIBOR + 0.270%	2.763%	5/28/19	91,000	91,000
3,4	Canadian Imperial Bank of Commerce,
	1M USD LIBOR + 0.240%	2.720%	5/20/19	500,000	500,000

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.120%	2.614%	8/14/19	68,000	68,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.210%	2.723%	9/6/19	90,000	90,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.210%	2.708%	9/13/19	98,750	98,750
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.210%	2.690%	9/16/19	64,000	63,996
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.300%	2.814%	11/4/19	135,000	135,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.320%	2.833%	11/8/19	247,000	247,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.330%	2.843%	9/6/19	150,000	150,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.330%	2.847%	9/9/19	150,000	150,000
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.340%	2.821%	11/22/19	135,000	134,995
3,4	Commonwealth Bank of Australia,
	1M USD LIBOR + 0.340%	2.830%	11/25/19	198,000	197,993
3,4	Commonwealth Bank of Australia,
	3M USD LIBOR + 0.050%	2.788%	8/2/19	21,000	20,992
	Credit Agricole Corporate & Investment
	Bank (New York Branch)	2.390%	3/1/19	832,000	832,000
	Credit Suisse AG (New York Branch)	2.577%	5/28/19	394,000	391,534
3	DNB Bank ASA	2.600%	5/20/19	500,000	497,133
3	DNB Bank ASA	2.547%	6/4/19	66,000	65,559
3	DNB Bank ASA	2.598%	6/10/19	592,500	588,220
3	DNB Bank ASA	2.680%	6/24/19	345,000	342,079
3,4	HSBC Bank plc, 1M USD LIBOR + 0.260%	2.753%	3/29/19	414,000	414,000
3,4	HSBC Bank plc, 1M USD LIBOR + 0.450%	2.930%	4/18/19	550,000	550,000
	ING US Funding LLC	2.786%	5/8/19	500,000	497,393
4	ING US Funding LLC, 1M USD
	LIBOR + 0.230%	2.747%	5/9/19	250,000	250,000
3	National Australia Bank Ltd.	2.711%	6/24/19	173,000	171,519
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.120%	2.618%	8/13/19	167,000	167,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.120%	2.614%	8/14/19	167,000	167,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.140%	2.654%	4/5/19	449,500	449,500
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.140%	2.657%	4/9/19	449,500	449,500
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.170%	2.650%	5/16/19	65,000	65,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.170%	2.650%	5/17/19	335,000	335,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.170%	2.674%	6/12/19	200,000	200,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.180%	2.694%	5/3/19	483,000	483,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.300%	2.780%	8/16/19	343,000	343,000
3,4	National Australia Bank Ltd.,
	1M USD LIBOR + 0.330%	2.843%	9/6/19	300,000	300,000

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Nederlandse Waterschapsbank NV	2.421%	3/4/19	662,000	661,867
3	Nederlandse Waterschapsbank NV	2.411%–2.421%	3/8/19	298,500	298,360
3	Nordea Bank ABP	2.764%	3/11/19	100,000	99,924
3	Nordea Bank ABP	2.799%	3/19/19	445,000	444,381
3	Nordea Bank ABP	2.564%	5/22/19	530,000	526,925
3	Nordea Bank ABP	2.566%	6/24/19	260,000	257,886
3	NRW Bank	2.396%	3/6/19	199,000	198,934
3	Royal Bank of Canada	2.680%	6/25/19	550,000	545,304
3,4	Royal Bank of Canada,
	1M USD LIBOR + 0.300%	2.793%	8/30/19	178,000	178,000
3,4	Royal Bank of Canada,
	1M USD LIBOR + 0.320%	2.834%	8/2/19	595,000	595,000
	Santander UK plc	2.756%	3/11/19	404,000	403,694
3	Skandinaviska Enskilda Banken AB	2.602%	6/5/19	60,000	59,587
3	Sumitomo Mitsui Banking Corporation	2.766%	3/6/19	200,000	199,924
3	Sumitomo Mitsui Banking Corporation	2.761%	3/11/19	159,000	158,879
3	Sumitomo Mitsui Banking Corporation	2.766%	3/20/19	200,000	199,711
3	Sumitomo Mitsui Banking Corporation	2.838%	4/17/19	117,000	116,571
3	Svenska Handelsbanken AB	2.474%	3/15/19	82,887	82,808
3	Svenska Handelsbanken AB	2.551%	5/24/19	560,000	556,688
	Swedbank AB	2.552%	3/25/19	72,000	71,879
	Swedbank AB	2.552%	3/26/19	109,000	108,809
	Swedbank AB	2.552%	3/27/19	145,000	144,736
	Swedbank AB	2.553%	3/28/19	145,000	144,726
	Swedbank AB	2.553%	3/29/19	29,000	28,943
	Swedbank AB	2.620%	5/21/19	75,000	74,561
	Swedbank AB	2.663%	5/22/19	200,000	198,797
	Swedbank AB	2.664%	5/28/19	170,000	168,903
	Swedbank AB	2.623%	6/6/19	100,100	99,399
	Swedbank AB	2.771%	6/12/19	130,000	128,981
	Swedbank AB	2.772%	6/13/19	250,000	248,021
	Swedbank AB	2.772%	6/14/19	250,000	248,002
	Swedbank AB	2.710%	6/17/19	149,000	147,802
	Swedbank AB	2.710%–2.715%	6/18/19	163,200	161,875
3	Toronto-Dominion Bank	2.421%	3/1/19	397,000	397,000
3	Toronto-Dominion Bank	2.909%	4/22/19	25,000	24,896
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.180%	2.697%	5/9/19	440,000	440,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.210%	2.727%	8/9/19	450,000	450,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.210%	2.727%	9/10/19	320,000	320,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.210%	2.714%	9/12/19	350,000	350,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.300%	2.812%	6/7/19	125,000	125,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.300%	2.780%	6/19/19	15,000	15,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.310%	2.803%	6/28/19	215,000	215,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.330%	2.842%	8/7/19	200,000	200,000
3,4	Toronto-Dominion Bank,
	1M USD LIBOR + 0.370%	2.882%	11/7/19	500,000	500,000

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.200%	2.698%	9/13/19	324,250	324,244
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.200%	2.713%	8/8/19	100,000	100,000
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.210%	2.690%	9/19/19	170,000	170,000
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.220%	2.704%	7/26/19	385,000	385,000
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.300%	2.804%	6/12/19	366,500	366,500
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.300%	2.798%	6/13/19	153,000	153,000
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.300%	2.793%	10/28/19	395,000	394,987
3,4	Westpac Banking Corp.,
	1M USD LIBOR + 0.320%	2.833%	11/8/19	215,000	214,992
					25,260,368
Foreign Governments (6.5%)
3	Alberta (Province Of)	2.798%	3/15/19	52,500	52,443
3	Alberta (Province Of)	2.799%	3/19/19	198,750	198,474
3	Alberta (Province Of)	2.708%	4/10/19	50,000	49,851
3	Alberta (Province Of)	2.647%	4/17/19	52,000	51,821
3	Alberta (Province Of)	2.808%–2.819%	5/1/19	152,000	151,286
3	Alberta (Province Of)	2.820%	5/8/19	80,000	79,580
3	Alberta (Province Of)	2.831%	5/13/19	99,000	98,440
3	Alberta (Province Of)	2.910%	5/24/19	198,000	196,674
3	Alberta (Province Of)	2.923%	6/3/19	171,500	170,210
3	Alberta (Province Of)	2.891%	6/5/19	80,750	80,136
	BNG Bank NV	2.411%	3/7/19	1,539,500	1,538,882
3	CDP Financial Inc.	2.829%	3/22/19	11,000	10,982
3	CDP Financial Inc.	2.818%	5/1/19	201,000	200,053
3	CDP Financial Inc.	2.710%	6/13/19	350,000	347,290
3	CDP Financial Inc.	2.902%–2.923%	6/14/19	424,500	420,953
3	CDP Financial Inc.	2.777%	7/10/19	135,000	133,654
3	CDP Financial Inc.	2.620%	8/7/19	43,000	42,508
5	CPPIB Capital Inc.	2.556%	5/22/19	50,000	49,711
	Export Development Canada	2.420%	3/1/19	94,000	94,000
	Export Development Canada	2.421%	3/4/19	198,000	197,961
	Export Development Canada	2.410%	3/5/19	133,750	133,715
	Export Development Canada	2.410%	3/6/19	99,000	98,967
	Export Development Canada	2.440%	3/7/19	81,750	81,717
	Export Development Canada	2.585%	4/2/19	314,000	313,288
	Export Development Canada	2.505%	4/8/19	99,000	98,742
	Export Development Canada	2.506%	4/9/19	49,500	49,368
	Export Development Canada	2.536%	4/10/19	49,500	49,363
	Export Development Canada	2.536%	4/11/19	99,000	98,718
	Export Development Canada	2.640%	5/1/19	143,750	143,117
	Export Development Canada	2.640%	5/2/19	29,000	28,870
	Export Development Canada	2.640%	5/3/19	14,500	14,434
5	Ontario Teachers’ Finance Trust	2.484%	3/1/19	147,100	147,100
5	Ontario Teachers’ Finance Trust	2.452%	3/8/19	49,500	49,477
5	Ontario Teachers’ Finance Trust	2.539%	3/13/19	69,250	69,192
5	Ontario Teachers’ Finance Trust	2.471%–2.502%	3/18/19	58,250	58,182
5	Ontario Teachers’ Finance Trust	2.562%	3/29/19	34,750	34,682
5	Ontario Teachers’ Finance Trust	2.589%	4/8/19	59,750	59,589

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	Ontario Teachers’ Finance Trust	2.826%	4/9/19	34,000	33,897
5	Ontario Teachers’ Finance Trust	2.659%	4/29/19	25,750	25,639
5	Ontario Teachers’ Finance Trust	2.701%–2.863%	5/6/19	54,000	53,728
5	Ontario Teachers’ Finance Trust	2.863%	5/7/19	100,000	99,473
5	Ontario Teachers’ Finance Trust	2.875%	5/13/19	50,000	49,712
5	Ontario Teachers’ Finance Trust	2.879%	5/28/19	46,000	45,681
5	Ontario Teachers’ Finance Trust	2.856%	6/11/19	109,000	108,132
5	Ontario Teachers’ Finance Trust	2.841%	7/9/19	125,000	123,736
5	PSP Capital Inc.	2.470%	3/11/19	99,000	98,933
5	PSP Capital Inc.	2.470%	3/12/19	133,750	133,650
5	PSP Capital Inc.	2.470%	3/13/19	49,500	49,460
5	PSP Capital Inc.	2.470%	3/14/19	99,000	98,913
5	PSP Capital Inc.	2.481%	3/18/19	100,000	99,884
5	PSP Capital Inc.	2.481%	3/19/19	100,000	99,878
5	PSP Capital Inc.	2.593%–2.712%	4/2/19	64,250	64,100
5	PSP Capital Inc.	2.566%	5/21/19	64,000	63,633
5	PSP Capital Inc.	2.710%	6/14/19	105,000	104,179
5	PSP Capital Inc.	2.711%	6/17/19	100,000	99,196
5	PSP Capital Inc.	2.711%	6/18/19	70,000	69,432
5	PSP Capital Inc.	2.701%	6/20/19	70,000	69,424
5	PSP Capital Inc.	2.659%–2.701%	6/27/19	44,750	44,361
5	PSP Capital Inc.	2.659%	6/28/19	34,500	34,200
5	PSP Capital Inc.	2.598%	7/8/19	24,000	23,779
3	State of the Netherlands	2.431%	3/7/19	500,000	499,797
					7,886,247
Foreign Industrial (2.1%)
3	BASF SE	2.579%	3/25/19	68,000	67,884
3	BASF SE	2.708%	4/5/19	180,000	179,529
3	BASF SE	2.708%	4/9/19	140,500	140,091
3	BASF SE	2.708%	4/16/19	141,000	140,515
3	BASF SE	2.607%	5/6/19	67,500	67,179
3	John Deere Canada ULC	2.565%	5/16/19	96,500	95,981
3	Nestle Capital Corp.	2.583%	4/4/19	148,500	148,142
3	Nestle Capital Corp.	2.583%	4/8/19	200,000	199,462
3	Nestle Capital Corp.	2.796%	4/18/19	198,000	197,269
	Nestle Finance International Ltd.	2.837%	4/15/19	297,000	295,957
	Nestle Finance International Ltd.	2.796%	4/18/19	99,000	98,634
	Nestle Finance International Ltd.	2.551%	6/26/19	166,000	164,635
	Nestle Finance International Ltd.	2.597%	7/22/19	133,000	131,642
3	Siemens Capital Co. LLC	2.567%	5/13/19	20,250	20,145
3	Total Capital Canada Ltd.	2.627%	4/23/19	135,000	134,481
3	Total Capital Canada Ltd.	2.597%	4/30/19	212,275	211,362
3	Total Capital Canada Ltd.	2.597%	5/1/19	180,500	179,711
	Toyota Credit Canada Inc.	2.819%	5/16/19	49,500	49,210
	Toyota Credit Canada Inc.	2.918%	6/10/19	33,500	33,230
	Toyota Credit Canada Inc.	2.919%	6/11/19	33,500	33,228
					2,588,287
Industrial (2.5%)
3	Apple Inc.	2.634%	6/3/19	51,000	50,652
3	Apple Inc.	2.711%	6/17/19	148,500	147,306
3	Apple Inc.	2.595%–2.680%	6/18/19	125,000	124,021
3	Apple Inc.	2.574%	6/19/19	105,000	104,182
3	Apple Inc.	2.717%	6/24/19	441,000	437,218
3	Apple Inc.	2.680%–2.712%	6/25/19	148,000	146,731
3	Apple Inc.	2.648%	6/26/19	130,700	129,587

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Apple Inc.	2.586%	7/1/19	157,000	155,638
3	Apple Inc.	2.586%–2.596%	7/15/19	203,000	201,030
3	Apple Inc.	2.586%–2.596%	7/16/19	86,500	85,655
3	Apple Inc.	2.596%	7/17/19	399,500	395,564
	Exxon Mobil Corp.	2.422%	3/4/19	188,000	187,962
	Exxon Mobil Corp.	2.422%	3/5/19	67,000	66,982
3	Henkel of America Inc.	2.560%	4/5/19	26,500	26,434
3	Henkel of America Inc.	2.551%	4/8/19	63,450	63,280
3	Henkel of America Inc.	2.570%	4/24/19	29,800	29,686
3	Henkel of America Inc.	2.563%	5/6/19	28,995	28,859
3	Henkel of America Inc.	2.564%	5/8/19	20,500	20,401
3	Henkel of America Inc.	2.564%	5/9/19	49,000	48,761
3	John Deere Capital Corp.	2.565%	5/13/19	66,500	66,156
3	John Deere Capital Corp.	2.565%	5/14/19	100,500	99,973
3	John Deere Capital Corp.	2.565%	5/15/19	99,000	98,474
3	Novartis Finance Corp.	2.432%	3/4/19	50,000	49,990
3	Novartis Finance Corp.	2.432%	3/5/19	94,000	93,975
3	Novartis Finance Corp.	2.432%	3/11/19	54,500	54,463
3	Walmart Inc.	2.401%	3/1/19	36,000	36,000
3	Walmart Inc.	2.401%–2.422%	3/4/19	115,500	115,477
					3,064,457
Total Commercial Paper (Cost $41,421,018)					41,421,018
Certificates of Deposit (27.7%)
Domestic Banks (4.9%)
	Citibank NA	2.510%	3/15/19	593,500	593,500
	Citibank NA	2.870%	5/21/19	480,000	480,000
	Citibank NA	2.920%	6/11/19	223,500	223,500
	Citibank NA	2.920%	6/12/19	247,500	247,500
4	HSBC Bank USA NA,
	1M USD LIBOR + 0.160%	2.669%	4/1/19	265,250	265,250
4	HSBC Bank USA NA,
	1M USD LIBOR + 0.170%	2.652%	3/21/19	50,000	50,000
4	State Street Bank & Trust Co.,
	1M USD LIBOR + 0.250%	2.730%	4/18/19	297,000	297,000
4	State Street Bank & Trust Co.,
	1M USD LIBOR + 0.300%	2.814%	5/2/19	596,000	596,000
4	US Bank NA, 1M USD LIBOR + 0.280%	2.762%	6/21/19	365,000	365,000
4	US Bank NA, 1M USD LIBOR + 0.280%	2.770%	6/24/19	635,000	635,000
4	Wells Fargo Bank NA,
	1M USD LIBOR + 0.130%	2.647%	8/12/19	678,000	678,000
4	Wells Fargo Bank NA,
	1M USD LIBOR + 0.130%	2.647%	8/14/19	322,000	322,000
4	Wells Fargo Bank NA,
	1M USD LIBOR + 0.200%	2.689%	4/15/19	500,000	500,000
4	Wells Fargo Bank NA,
	1M USD LIBOR + 0.280%	2.789%	5/1/19	515,000	515,000
4	Wells Fargo Bank NA,
	1M USD LIBOR + 0.280%	2.794%	5/2/19	135,000	135,000
					5,902,750
Yankee Certificates of Deposit (22.8%)
4	Australia & New Zealand Banking Group,
	Ltd. (New York Branch), 1M USD LIBOR
	+ 0.310%	2.799%	11/15/19	101,000	101,000

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
4	Australia & New Zealand Banking Group,
	Ltd. (New York Branch), 1M USD LIBOR
	+ 0.280%	2.769%	8/15/19	33,500	33,500
4	Australia & New Zealand Banking Group,
	Ltd. (New York Branch), 1M USD LIBOR
	+ 0.280%	2.760%	8/19/19	66,000	66,000
	Bank of Montreal (Chicago Branch)	2.900%	6/17/19	205,000	205,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.150%	2.662%	3/7/19	360,000	360,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.170%	2.684%	3/4/19	160,000	160,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.170%	2.650%	4/17/19	400,000	400,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.180%	2.697%	5/9/19	170,000	170,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.300%	2.812%	6/7/19	195,000	195,000
4	Bank of Montreal (Chicago Branch),
	1M USD LIBOR + 0.340%	2.830%	7/24/19	310,000	310,000
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.130%	2.644%	9/4/19	153,000	153,003
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.130%	2.647%	9/11/19	98,000	98,000
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.150%	2.667%	4/10/19	165,750	165,750
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.240%	2.720%	7/18/19	500,000	500,000
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.250%	2.767%	7/9/19	448,000	448,000
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.270%	2.787%	8/9/19	247,500	247,500
4	Bank of Nova Scotia (Houston Branch),
	1M USD LIBOR + 0.290%	2.774%	6/26/19	159,000	159,000
4	Canadian Imperial Bank of Commerce
	(New York Branch), 1M USD LIBOR
	+ 0.160%	2.677%	4/10/19	500,000	500,000
4	Canadian Imperial Bank of Commerce
	(New York Branch), 1M USD LIBOR
	+ 0.250%	2.754%	8/12/19	327,000	327,000
4	Canadian Imperial Bank of Commerce
	(New York Branch), 1M USD LIBOR
	+ 0.330%	2.843%	7/8/19	400,000	400,000
	Commonwealth Bank of Australia
	(New York Branch)	2.590%	6/19/19	68,000	68,000
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.100%	2.589%	9/3/19	69,000	69,000
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.130%	2.642%	3/7/19	66,250	66,250
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.140%	2.653%	4/8/19	99,000	99,000

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.140%	2.653%	4/8/19	49,500	49,500
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.140%	2.657%	4/9/19	66,200	66,200
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.220%	2.710%	9/24/19	128,000	128,000
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.280%	2.794%	6/4/19	78,500	78,500
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.280%	2.760%	10/18/19	100,000	100,000
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.310%	2.794%	6/26/19	150,000	150,000
4	Commonwealth Bank of Australia
	(New York Branch), 1M USD LIBOR
	+ 0.320%	2.810%	7/24/19	199,000	199,000
4	Cooperatieve Rabobank UA (New York
	Branch), 1M USD LIBOR + 0.250%	2.735%	5/20/19	166,000	166,000
4	Cooperatieve Rabobank UA (New York
	Branch), 1M USD LIBOR + 0.270%	2.750%	6/17/19	269,000	269,000
4	Cooperatieve Rabobank UA (New York
	Branch), 1M USD LIBOR + 0.280%	2.789%	6/3/19	135,000	135,000
4	Cooperatieve Rabobank UA (New York
	Branch), 1M USD LIBOR + 0.280%	2.773%	6/28/19	67,000	67,000
	Credit Suisse AG (New York Branch)	2.790%	3/4/19	476,000	476,000
	Credit Suisse AG (New York Branch)	2.790%	3/5/19	524,000	524,000
	Credit Suisse AG (New York Branch)	2.860%	3/21/19	314,000	314,000
	Credit Suisse AG (New York Branch)	2.770%	4/17/19	495,500	495,500
	Credit Suisse AG (New York Branch)	2.770%	4/18/19	504,500	504,500
	DNB Bank ASA (New York Branch)	2.795%	3/20/19	500,000	499,999
4	DNB Bank ASA (New York Branch),
	1M USD LIBOR + 0.002%	2.734%	7/12/19	450,000	450,000
4	DNB Bank ASA (New York Branch),
	1M USD LIBOR + 0.120%	2.637%	3/11/19	500,000	500,000
	KBC Bank NV (New York Branch)	2.400%	3/4/19	500,000	500,000
	MUFG Bank Ltd. (New York Branch)	2.720%	3/13/19	445,000	445,000
	MUFG Bank Ltd. (New York Branch)	2.720%	3/18/19	200,000	200,000
	MUFG Bank Ltd. (New York Branch)	2.720%	3/21/19	155,000	155,000
	MUFG Bank Ltd. (New York Branch)	2.765%	4/1/19	495,000	495,000
	MUFG Bank Ltd. (New York Branch)	2.800%	4/8/19	385,000	385,000
	MUFG Bank Ltd. (New York Branch)	2.830%	5/8/19	75,000	75,000
	Natixis (New York Branch)	2.400%	3/1/19	1,900,000	1,900,000
	Nordea Bank ABP (New York Branch)	2.860%	6/3/19	495,000	495,000
	Nordea Bank ABP (New York Branch)	2.750%	6/17/19	80,000	79,999
4	Nordea Bank ABP (New York Branch),
	1M USD LIBOR + 0.150%	2.659%	4/1/19	450,000	450,000
4	Nordea Bank ABP (New York Branch),
	1M USD LIBOR + 0.170%	2.659%	5/15/19	48,500	48,500
4	Nordea Bank ABP (New York Branch),
	1M USD LIBOR + 0.170%	2.650%	5/17/19	750,000	749,992

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
4	Nordea Bank ABP (New York Branch),
	1M USD LIBOR + 0.170%	2.674%	6/12/19	371,000	370,995
4	Nordea Bank ABP (New York Branch),
	1M USD LIBOR + 0.170%	2.668%	6/13/19	100,000	99,998
4	Royal Bank of Canada (New York Branch),
	1M USD LIBOR + 0.150%	2.659%	4/1/19	270,000	270,000
4	Royal Bank of Canada (New York Branch),
	1M USD LIBOR + 0.210%	2.727%	9/11/19	420,000	420,000
4	Royal Bank of Canada (New York Branch),
	1M USD LIBOR + 0.220%	2.734%	10/4/19	500,000	500,000
4	Royal Bank of Canada (New York Branch),
	1M USD LIBOR + 0.240%	2.730%	4/23/19	150,000	150,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.120%	2.632%	3/7/19	111,800	111,800
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.120%	2.600%	3/18/19	65,250	65,250
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.120%	2.613%	9/27/19	147,000	147,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.140%	2.653%	4/8/19	100,000	100,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.140%	2.629%	4/15/19	131,000	131,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.150%	2.667%	5/9/19	495,000	495,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.160%	2.664%	4/12/19	41,000	40,996
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.180%	2.678%	5/13/19	990,000	990,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.260%	2.777%	6/10/19	300,000	299,996
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.260%	2.758%	6/13/19	350,000	350,000
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.280%	2.789%	7/1/19	250,000	249,996
4	Skandinaviska Enskilda Banken AB
	(New York Branch), 1M USD LIBOR
	+ 0.290%	2.804%	8/5/19	100,000	100,000
	Sumitomo Mitsui Banking Corp.
	(New York Branch)	2.750%	3/4/19	72,500	72,501
	Sumitomo Mitsui Banking Corp.
	(New York Branch)	2.650%	6/5/19	45,000	45,000
	Sumitomo Mitsui Banking Corp.
	(New York Branch)	2.670%	6/14/19	39,000	39,003

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
4	Sumitomo Mitsui Banking Corp.
	(New York Branch), 1M USD LIBOR + 0.200%	2.693%	3/28/19	50,000	49,997
4	Sumitomo Mitsui Banking Corp.
	(New York Branch), 1M USD LIBOR + 0.290%	2.780%	4/23/19	110,000	109,999
4	Sumitomo Mitsui Banking Corp.
	(New York Branch), 1M USD LIBOR + 0.300%	2.809%	5/1/19	400,000	400,000
4	Sumitomo Mitsui Banking Corp.
	(New York Branch), 1M USD LIBOR + 0.310%	2.824%	5/2/19	380,000	379,997
	Svenska HandelsBanken AB
	(New York Branch)	2.590%	6/19/19	60,000	60,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.150%	2.659%	4/1/19	400,000	400,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.150%	2.664%	4/5/19	400,000	400,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.170%	2.655%	5/20/19	100,000	100,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.170%	2.650%	6/18/19	267,000	267,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.230%	2.747%	7/10/19	280,000	280,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.290%	2.774%	6/26/19	173,000	173,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.290%	2.788%	8/13/19	340,000	340,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.300%	2.813%	8/6/19	310,000	310,000
4	Svenska HandelsBanken AB
	(New York Branch), 1M USD LIBOR + 0.325%	2.823%	11/13/19	650,000	650,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.240%	2.757%	7/10/19	148,500	148,500
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.120%	2.601%	8/22/19	41,000	41,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.180%	2.669%	5/15/19	500,000	500,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.190%	2.707%	7/11/19	496,000	496,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.200%	2.704%	7/12/19	100,000	100,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.260%	2.742%	5/21/19	140,000	140,000
4	Swedbank AB (New York Branch),
	1M USD LIBOR + 0.290%	2.780%	7/25/19	215,000	215,000

Prime Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toronto-Dominion Bank (New York Branch)	2.840%	5/22/19	70,000	70,000
4	Toronto-Dominion Bank (New York Branch),
	1M USD LIBOR + 0.320%	2.824%	7/12/19	520,000	520,000
4,5	Westpac Banking Corp. (New York Branch),
	1M USD LIBOR + 0.210%	2.695%	9/20/19	25,000	24,999
					27,675,720
Total Certificates of Deposit (Cost $33,578,470)					33,578,470
Other Notes (1.0%)
4	Bank of America NA,
	1M USD LIBOR + 0.150%	2.664%	4/4/19	165,250	165,250
4	Bank of America NA,
	1M USD LIBOR + 0.160%	2.672%	5/7/19	198,000	198,000
4	Bank of America NA,
	1M USD LIBOR + 0.160%	2.673%	5/8/19	148,500	148,500
4	Bank of America NA,
	1M USD LIBOR + 0.180%	2.697%	4/11/19	170,000	170,000
4	Bank of America NA,
	1M USD LIBOR + 0.250%	2.759%	4/1/19	52,500	52,504
4	Bank of America NA,
	1M USD LIBOR + 0.260%	2.749%	5/15/19	134,500	134,500
4	Bank of America NA,
	1M USD LIBOR + 0.280%	2.797%	5/10/19	201,000	201,000
4	Bank of America NA,
	1M USD LIBOR + 0.300%	2.814%	6/4/19	201,000	201,000
Total Other Notes (Cost $1,270,754)					1,270,754
Repurchase Agreements (0.5%)
	Bank of Montreal (Dated 2/28/19, Repurchase Value $332,023,000, collateralized by U.S. Treasury Note/Bond 1.375%–2.875%, 1/31/20–2/15/29, with a value of $338,640,000)	2.530%	3/1/19	332,000	332,000
	Bank of Nova Scotia (Dated 2/28/19, Repurchase Value $232,016,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.250%, 7/15/20–7/15/26 and U.S. Treasury Note/Bond 2.375%, 1/31/23, with a value of $236,640,000)	2.550%	3/1/19	232,000	232,000
Total Repurchase Agreements (Cost $564,000)					564,000
Taxable Municipal Bonds (0.0%)
6	Greene County GA Development Authority
	Revenue VRDO	2.440%	3/7/19	6,250	6,250
6	New York State Housing Finance Agency
	Housing Revenue VRDO	2.420%	3/7/19	19,705	19,705
6	New York State Housing Finance Agency
	Housing Revenue VRDO	2.500%	3/7/19	18,400	18,400
Total Taxable Municipal Bonds (Cost $44,355)					44,355
Total Investments (101.3%) (Cost $123,057,638)					123,057,638

Prime Money Market Fund

Amount
($000)
Other Assets and Liabilities (-1.3%)
Other Assets
Investment in Vanguard	6,203
Receivables for Investment Securities Sold	1,002,063
Receivables for Accrued Income	99,471
Receivables for Capital Shares Issued	279,056
Other Assets	90,637
Total Other Assets	1,477,430
Liabilities
Payables for Investment Securities Purchased	(2,859,672)
Payables for Capital Shares Redeemed	(215,484)
Payables for Distributions	(15,298)
Payables to Vanguard	(7,498)
Total Liabilities	(3,097,952)
Net Assets (100%)	121,437,116

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	121,433,624
Total Distributable Earnings (Loss)	3,492
Net Assets	121,437,116

Investor Shares—Net Assets
Applicable to 103,201,412,494 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	103,213,356
Net Asset Value Per Share—Investor Shares	$1.00

Admiral Shares—Net Assets
Applicable to 18,221,647,732 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,223,760
Net Asset Value Per Share—Admiral Shares	$1.00

•    See Note A in Notes to Financial Statements.

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

3   Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2019, the aggregate value of these securities was $29,368,638,000 representing 24.2% of net assets.

4   Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $2,185,952,000, representing 1.8% of net assets.

6   Scheduled principal and interest payments are guaranteed by bank letter of credit.

VRDO— Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest	1,404,452
Total Income	1,404,452
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,787
Management and Administrative—Investor Shares	66,677
Management and Administrative—Admiral Shares	7,552
Marketing and Distribution—Investor Shares	8,773
Marketing and Distribution—Admiral Shares	595
Custodian Fees	209
Shareholders’ Reports—Investor Shares	205
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	32
Total Expenses	85,841
Net Investment Income	1,318,611
Realized Net Gain (Loss) on Investment Securities Sold	(204)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,318,407

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,318,611	1,581,192
Realized Net Gain (Loss)	(204)	(4,203)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,318,407	1,576,989
Distributions
Net Investment Income
Investor Shares	(1,117,919)	(1,363,449)
Admiral Shares	(200,711)	(217,801)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(1,318,630)	(1,581,250)
Capital Share Transactions (at $1.00 per share)
Investor Shares	10,315,562	8,015,413
Admiral Shares	2,106,086	4,121,058
Net Increase (Decrease) from Capital Share Transactions	12,421,648	12,136,471
Total Increase (Decrease)	12,421,425	12,132,210
Net Assets
Beginning of Period	109,015,691	96,883,481
End of Period	121,437,116	109,015,691

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.011 [1]	.016 [1]	.008 [1]	.0032	.0002	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.011	.016	.008	.0032	.0002	.0001
Distributions
Dividends from Net Investment Income	(.011)	(.016)	(.008)	(.0032)	(.0002)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	(.0000)[2]
Total Distributions	(.011)	(.016)	(.008)	(.0032)	(.0002)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.15%	1.59%	0.83%	0.32%	0.02%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$103,213	$92,898	$84,886	$100,210	$105,820	$101,910
Ratio of Total Expenses to Average Net Assets[4]	0.16%	0.16%	0.16%	0.16%	0.15%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.31%	1.59%	0.82%	0.32%	0.02%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Distribution was less than $.0001 per share.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, and 0.16% for 2014. For the six months ended February 28, 2019, and the years ended August 31, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.012 [1]	.016 [1]	.009 [1]	.004	.001	.001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.012	.016	.009	.004	.001	.001
Distributions
Dividends from Net Investment Income	(.012)	(.016)	(.009)	(.004)	(.001)	(.001)
Distributions from Realized Capital Gains	—	—	—	—	—	(.000)[2]
Total Distributions	(.012)	(.016)	(.009)	(.004)	(.001)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.18%	1.66%	0.89%	0.38%	0.07%	0.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,224	$16,118	$11,997	$16,429	$28,988	$28,699
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.37%	1.65%	0.88%	0.38%	0.07%	0.05%

The expense ratio and net investment income ratio for the current period have been annualized. Institutional Shares were renamed Admiral Shares in December 2015. Prior periods’ Financial Highlights are for the Institutional class.

1   Calculated based on average shares outstanding.

2   Distribution was less than $.0001 per share.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the

Prime Money Market Fund

fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $6,203,000, representing 0.01% of the fund’s net assets and 2.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Prime Money Market Fund

At February 28, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	123,057,638
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $4,204,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	37,453,943	37,454,099	57,734,205	57,734,439
Issued in Lieu of Cash Distributions	1,035,146	1,035,146	1,273,993	1,273,993
Redeemed	(28,173,527)	(28,173,527)	(50,992,785)	(50,992,785)
Net Increase (Decrease)—Investor Shares	10,315,562	10,315,718	8,015,413	8,015,647
Admiral Shares
Issued	6,820,720	6,820,563	11,041,702	11,041,469
Issued in Lieu of Cash Distributions	185,968	185,968	202,222	202,222
Redeemed	(4,900,602)	(4,900,602)	(7,122,866)	(7,122,866)
Net Increase (Decrease)—Admiral Shares	2,106,086	2,105,929	4,121,058	4,120,825

F.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund

Sector Diversification

As of February 28, 2019

Repurchase Agreements	17.5%
U.S. Government Obligations	33.2
U.S. Treasury Bills	49.3

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (82.5%)
2	Fannie Mae Discount Notes	2.435%	3/13/19	65,609	65,556
2	Fannie Mae Discount Notes	2.404%	3/20/19	50,000	49,937
2	Fannie Mae Discount Notes	2.455%	4/3/19	58,100	57,970
2	Fannie Mae Discount Notes	2.445%	4/17/19	20,000	19,937
2	Fannie Mae Discount Notes	2.425%	5/22/19	91,505	91,003
2	Fannie Mae Discount Notes	2.435%	5/29/19	72,500	72,066
3	Federal Home Loan Bank Discount Notes	2.419%–2.420%	3/1/19	458,100	458,100
3	Federal Home Loan Bank Discount Notes	2.389%–2.424%	3/5/19	50,000	49,987
3	Federal Home Loan Bank Discount Notes	2.424%	3/6/19	115,000	114,961
3	Federal Home Loan Bank Discount Notes	2.375%–2.407%	3/7/19	1,086,146	1,085,717
3	Federal Home Loan Bank Discount Notes	2.412%–2.429%	3/8/19	982,400	981,939
3	Federal Home Loan Bank Discount Notes	2.392%	3/11/19	22,200	22,185
3	Federal Home Loan Bank Discount Notes	2.381%	3/14/19	500,000	499,574
3	Federal Home Loan Bank Discount Notes	2.381%–2.396%	3/15/19	806,000	805,257
3	Federal Home Loan Bank Discount Notes	2.423%	3/18/19	2,113	2,111
3	Federal Home Loan Bank Discount Notes	2.414%–2.424%	3/19/19	942,125	940,994
3	Federal Home Loan Bank Discount Notes	2.394%–2.424%	3/20/19	1,859,558	1,857,207
3	Federal Home Loan Bank Discount Notes	2.399%–2.404%	3/21/19	254,419	254,081
3	Federal Home Loan Bank Discount Notes	2.415%–2.445%	3/22/19	1,422,750	1,420,751
3	Federal Home Loan Bank Discount Notes	2.421%	3/26/19	250,000	249,583
3	Federal Home Loan Bank Discount Notes	2.420%–2.442%	3/27/19	1,300,000	1,297,746

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3	Federal Home Loan Bank Discount Notes	2.437%	4/1/19	250,000	249,479
3	Federal Home Loan Bank Discount Notes	2.399%–2.442%	4/3/19	790,750	789,005
3	Federal Home Loan Bank Discount Notes	2.442%	4/4/19	241,000	240,448
3	Federal Home Loan Bank Discount Notes	2.450%–2.455%	4/5/19	1,480,000	1,476,494
3	Federal Home Loan Bank Discount Notes	2.465%	4/8/19	450,000	448,839
3	Federal Home Loan Bank Discount Notes	2.456%	4/9/19	845,000	842,766
3	Federal Home Loan Bank Discount Notes	2.481%	4/10/19	250,000	249,317
3	Federal Home Loan Bank Discount Notes	2.419%–2.476%	4/12/19	1,075,000	1,071,939
3	Federal Home Loan Bank Discount Notes	2.475%	4/15/19	250,000	249,233
3	Federal Home Loan Bank Discount Notes	2.475%	4/16/19	250,000	249,216
3	Federal Home Loan Bank Discount Notes	2.423%	4/17/19	135,000	134,574
3	Federal Home Loan Bank Discount Notes	2.471%	4/18/19	250,000	249,183
3	Federal Home Loan Bank Discount Notes	2.423%–2.431%	4/22/19	552,305	550,383
3	Federal Home Loan Bank Discount Notes	2.421%	4/26/19	524,580	522,617
3	Federal Home Loan Bank Discount Notes	2.413%	5/10/19	690,000	686,783
3	Federal Home Loan Bank Discount Notes	2.439%	5/20/19	650,000	646,504
3	Federal Home Loan Bank Discount Notes	2.448%	6/10/19	56,500	56,115
3	Federal Home Loan Bank Discount Notes	2.449%	6/13/19	50,000	49,649
3	Federal Home Loan Bank Discount Notes	2.450%	6/21/19	500,000	496,220
3	Federal Home Loan Bank Discount Notes	2.461%–2.462%	6/28/19	500,000	495,967
3	Federal Home Loan Bank Discount Notes	2.462%	7/1/19	25,000	24,793
3,4	Federal Home Loan Banks,
	1M USD LIBOR +0.000%	2.489%	7/15/20	500,000	500,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.025%	2.455%	4/20/20	750,000	750,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.035%	2.482%	1/10/20	750,000	750,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.040%	2.477%	9/9/19	1,000,000	1,000,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.040%	2.477%	10/9/19	300,000	300,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.040%	2.441%	10/17/19	300,000	300,000

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.050%	2.432%	1/21/20	1,000,000	1,000,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.060%	2.433%	3/28/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.060%	2.452%	8/7/19	25,000	25,003
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.060%	2.457%	8/9/19	900,000	900,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.060%	2.421%	9/19/19	500,000	500,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.060%	2.433%	9/23/19	1,000,000	1,000,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.080%	2.401%	7/19/19	750,000	750,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.100%	2.409%	11/1/19	500,000	500,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.100%	2.414%	11/4/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.100%	2.412%	11/7/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.100%	2.412%	11/7/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.105%	2.376%	7/19/19	177,515	177,492
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.105%	2.379%	7/26/19	88,000	88,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.105%	2.379%	7/26/19	375,000	375,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.105%	2.379%	7/26/19	450,000	450,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.105%	2.404%	8/1/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.115%	2.369%	4/26/19	1,000,000	1,000,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.115%	2.394%	5/1/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.120%	2.389%	4/1/19	250,000	250,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.120%	2.389%	4/1/19	450,000	450,000
3,4	Federal Home Loan Banks,
	1M USD LIBOR -0.120%	2.389%	4/1/19	250,000	250,000
3,4	Federal Home Loan Banks,
	3M USD LIBOR -0.160%	2.491%	5/24/19	380,000	380,120
2,4	Federal Home Loan Mortgage Corp.,
	1M USD LIBOR -0.100%	2.393%	6/28/19	250,000	250,017
2,4	Federal Home Loan Mortgage Corp.,
	1M USD LIBOR -0.100%	2.414%	7/5/19	250,000	250,020
2,4	Federal Home Loan Mortgage Corp.,
	1M USD LIBOR -0.100%	2.413%	8/8/19	1,000,000	1,000,000
2,4	Federal Home Loan Mortgage Corp.,
	1M USD LIBOR -0.100%	2.404%	8/12/19	1,000,000	1,000,000
2	Freddie Mac Discount Notes	2.414%	3/4/19	43,043	43,034
2	Freddie Mac Discount Notes	2.378%–2.405%	3/20/19	750,000	749,063

Federal Money Market Fund

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
2	Freddie Mac Discount Notes	2.445%	4/8/19	75,000	74,808
2	Freddie Mac Discount Notes	2.444%	4/29/19	27,895	27,784
2	Freddie Mac Discount Notes	2.407%	5/17/19	850,000	845,655
2	Freddie Mac Discount Notes	2.437%	6/11/19	300,000	297,943
2	Freddie Mac Discount Notes	2.432%	6/20/19	375,000	372,211
2	Freddie Mac Discount Notes	2.435%	6/21/19	650,000	645,116
2	Freddie Mac Discount Notes	2.439%	6/25/19	350,000	347,271
2	Freddie Mac Discount Notes	2.475%	7/17/19	30,443	30,157
	United States Treasury Bill	2.379%	3/7/19	1,200,000	1,199,527
	United States Treasury Bill	2.399%	3/12/19	300,000	299,781
	United States Treasury Bill	2.291%–2.389%	3/14/19	3,480,442	3,477,536
	United States Treasury Bill	2.317%–2.389%	3/21/19	5,551,000	5,543,787
	United States Treasury Bill	2.427%–2.430%	3/28/19	2,500,000	2,495,474
	United States Treasury Bill	2.404%–2.405%	4/2/19	1,000,000	997,871
	United States Treasury Bill	2.394%	4/9/19	3,315,000	3,306,435
	United States Treasury Bill	2.409%	4/11/19	600,000	598,374
	United States Treasury Bill	2.409%	4/16/19	2,000,000	1,993,867
	United States Treasury Bill	2.445%	4/18/19	1,500,000	1,495,170
	United States Treasury Bill	2.409%	4/23/19	2,000,000	1,992,933
	United States Treasury Bill	2.405%–2.455%	4/25/19	2,300,000	2,291,548
	United States Treasury Bill	2.389%–2.460%	5/2/19	6,300,000	6,274,042
	United States Treasury Bill	2.399%–2.481%	5/9/19	6,500,000	6,469,913
	United States Treasury Bill	2.415%–2.496%	5/16/19	7,000,000	6,964,190
	United States Treasury Bill	2.410%	5/23/19	5,000,000	4,972,391
	United States Treasury Bill	2.420%–2.506%	5/30/19	5,500,000	5,466,756
	United States Treasury Bill	2.527%	6/6/19	2,000,000	1,986,555
	United States Treasury Bill	2.422%	6/13/19	275,000	273,093
	United States Treasury Bill	2.419%	6/20/19	500,000	496,306
Total U.S. Government and Agency Obligations (Cost $97,900,429)					97,900,429
Repurchase Agreements (17.5%)
	Bank of Montreal (Dated 1/8/19, Repurchase Value $250,966,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%–3.875%, 4/15/23–2/15/47, U.S. Treasury Bill 0.000%, 3/14/19–12/5/19, and U.S. Treasury Note/Bond 0.875%–3.000%, 5/15/19–8/15/48, with a value of $255,000,000)	2.440%	3/6/19	250,000	250,000
	Bank of Montreal (Dated 1/15/19, Repurchase Value $251,000,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 4/15/19–1/15/29, U.S. Treasury Bill 0.000%, 3/14/19–1/30/20 and U.S. Treasury Note/Bond 0.875%–3.375%, 5/15/19–2/15/49, with a value of $255,000,000)	2.440%	3/15/19	250,000	250,000

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of Nova Scotia (Dated 2/28/19, Repurchase Value $1,850,131,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 7/15/21–2/15/47, and U.S. Treasury Note/Bond 1.000%–6.250%, 4/30/19–11/15/48, with a value of $1,887,000,000)	2.550%	3/1/19	1,850,000	1,850,000
Canadian Imperial Bank of Commerce (Dated 2/8/19, Repurchase Value $602,450,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–0.750%, 4/15/20–7/15/28 and U.S. Treasury Note/Bond 1.625%–3.125%, 12/31/20–2/15/47, with a value of $612,000,000)	2.450%	4/9/19	600,000	600,000
Canadian Imperial Bank of Commerce (Dated 2/22/19, Repurchase Value $501,769,000, collateralized by Treasury Inflation Indexed Note/Bond 0.500%–2.375%, 1/15/25–7/15/28 and U.S. Treasury Note/Bond 1.625%–3.625%, 12/31/20–11/15/48, with a value of $510,000,000)	2.450%	4/15/19	500,000	500,000
Canadian Imperial Bank of Commerce (Dated 2/20/19, Repurchase Value $1,204,655,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.500%, 4/15/20–1/15/29 and U.S. Treasury Note/Bond 1.625%–3.625%, 5/15/22–11/15/48, with a value of $1,224,000,000)	2.450%	4/18/19	1,200,000	1,200,000
Canadian Imperial Bank of Commerce (Dated 2/27/19, Repurchase Value $853,355,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 4/15/19–7/15/28 and U.S. Treasury Note/Bond 1.625%–3.625%, 12/31/20–5/15/48, with a value of $867,000,000)	2.450%	4/26/19	850,000	850,000
Credit Agricole Corporate & Investment Bank NY Branch (Dated 2/22/19, Repurchase Value $1,500,694,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.375%, 7/15/19–2/15/49 and U.S. Treasury Note/Bond 1.000%–3.125%, 6/30/19–2/15/47, with a value of $1,530,000,000)	2.380%	3/1/19	1,500,000	1,500,000

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Credit Agricole Corporate & Investment Bank NY Branch (Dated 2/28/19, Repurchase Value $800,057,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%, 4/15/23, and U.S. Treasury Note/Bond 3.125%, 8/15/44, with a value of $816,000,000)	2.550%	3/1/19	800,000	800,000
Credit Agricole Corporate & Investment Bank NY Branch (Dated 2/28/19, Repurchase Value $1,300,617,000, collateralized by Treasury Inflation Indexed Note/Bond 0.375%–3.625%, 7/15/23–4/15/28, U.S. Treasury Bill 0.000%, 5/9/19, and U.S. Treasury Note/Bond 1.500%–3.125%, 10/31/19–5/15/47, with a value of $1,326,000,000)	2.440%	3/7/19	1,300,000	1,300,000
Goldman Sachs & Co. (Dated 2/27/19, Repurchase Value $900,420,000, collateralized by Treasury Inflation Indexed Note/Bond 1.250%–3.875%, 7/15/20–4/15/29, U.S. Treasury Bill 0.000%, 3/28/19–4/25/19, and U.S. Treasury Note/Bond 1.500%–3.500%, 3/31/20–5/15/47, with a value of $918,000,000)	2.400%	3/6/19	900,000	900,000
Goldman Sachs & Co. (Dated 2/28/19, Repurchase Value $2,101,000,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%–3.875%, 4/15/23–4/15/29 and U.S. Treasury Note/Bond 1.125%–5.250%, 12/31/19–8/15/46, with a value of $2,142,000,000)	2.450%	3/7/19	2,100,000	2,100,000
JP Morgan Securities LLC (Dated 2/28/19, Repurchase Value $2,950,213,000, collateralized by U.S. Treasury Bill 0.000%, 3/7/19–1/30/20, and U.S. Treasury Note/Bond 0.750%–3.3750%, 3/31/19–2/29/24, with a value of $3,009,000,000)	2.600%	3/1/19	2,950,000	2,950,000
Mizuho Securities (USA) Inc. (Dated 2/28/19, Repurchase Value $500,035,000, collateralized by Treasury Inflation Indexed Note/Bond 0.625%, 2/15/43, U.S. Treasury Bill 0.000%, 12/5/19–1/2/20, and U.S. Treasury Note/Bond 1.250%–2.125%, 1/31/21–5/15/25, with a value of $510,000,000)	2.550%	3/1/19	500,000	500,000

Federal Money Market Fund

	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
RBC New York Branch Markets LLC (Dated 1/15/19, Repurchase Value $1,857,398,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/19–2/15/44 and U.S. Treasury Note/Bond 1.500%–7.625%, 10/31/19–8/15/48, with a value of $1,887,000,000)	2.440%	3/15/19	1,850,000	1,850,000
RBC New York Branch Markets LLC (Dated 2/8/19, Repurchase Value $1,104,473,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/20–4/15/29 and U.S. Treasury Note/Bond 1.500%–3.125%, 10/31/19–8/15/45, with a value of $1,122,000,000)	2.440%	4/9/19	1,100,000	1,100,000
RBC New York Branch Markets LLC (Dated 2/19/19, Repurchase Value $803,103,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 4/15/21–4/15/23 and U.S. Treasury Note/Bond 1.750%–3.750%, 2/28/22–11/15/48, with a value of $816,000,000)	2.450%	4/17/19	800,000	800,000
RBC New York Branch Markets LLC (Dated 2/19/19, Repurchase Value $803,158,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/20–4/15/29 and U.S. Treasury Note/Bond 1.125%–3.625%, 8/31/20–11/15/48, with a value of $816,000,000)	2.450%	4/18/19	800,000	800,000
RBC Dominion Securities Inc. (Dated 2/26/19, Repurchase Value $450,881,000, collateralized by Treasury Inflation Indexed Note/Bond 0.125%–1.875%, 4/15/19–2/15/48, U.S. Treasury Bill 0.000%, 4/25/19, and U.S. Treasury Note/Bond 1.125%–4.250%, 5/31/20–2/15/48, with a value of $459,000,000)	2.430%	3/27/19	450,000	450,000
TD Securities (USA) LLC (Dated 2/22/19, Repurchase Value $200,093,000, collateralized by U.S. Treasury Note/Bond 2.625%–2.750%, 8/15/20–2/15/28, with a value of $204,000,000)	2.400%	3/1/19	200,000	200,000
Total Repurchase Agreements (Cost $20,750,000)				20,750,000
Total Investments (100.0%) (Cost $118,650,429)				118,650,429

Federal Money Market Fund

Amount ($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	6,064
Receivables for Accrued Income	28,620
Receivables for Capital Shares Issued	183,384
Other Assets	23,991
Total Other Assets	242,059
Liabilities
Payables for Capital Shares Redeemed	(241,130)
Payables for Distributions	(3,200)
Payables to Vanguard	(5,340)
Other Liabilities	(1,725)
Total Liabilities	(251,395)
Net Assets (100%)
Applicable to 118,643,783,202 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	118,641,093
Net Asset Value Per Share	$1.00

At February 28, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	118,644,294
Total Distributable Earnings (Loss)	(3,201)
Net Assets	118,641,093

•     See Note A in Notes to Financial Statements.

1   Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3   The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

4   Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest	1,249,773
Total Income	1,249,773
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,721
Management and Administrative	47,799
Marketing and Distribution	9,915
Custodian Fees	140
Shareholders’ Reports	335
Trustees’ Fees and Expenses	50
Total Expenses	59,960
Net Investment Income	1,189,813
Realized Net Gain (Loss) on Investment Securities Sold	(484)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,189,329

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,189,813	1,281,437
Realized Net Gain (Loss)	(484)	(2,178)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,189,329	1,279,259
Distributions
Net Investment Income	(1,189,813)	(1,281,485)
Realized Capital Gain	—	—
Total Distributions	(1,189,813)	(1,281,485)
Capital Share Transactions (at $1.00 per share)
Issued	49,307,045	80,892,899
Issued in Lieu of Cash Distributions	1,168,044	1,259,244
Redeemed	(32,120,320)	(61,314,694)
Net Increase (Decrease) from Capital Share Transactions	18,354,769	20,837,449
Total Increase (Decrease)	18,354,285	20,835,223
Net Assets
Beginning of Period	100,286,808	79,451,585
End of Period	118,641,093	100,286,808

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.011 [1]	.014 [1]	.006 [1]	.0022	.0001	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.011	.014	.006	.0022	.0001	.0001
Distributions
Dividends from Net Investment Income	(.011)	(.014)	(.006)	(.0022)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	(.0000)[2]
Total Distributions	(.011)	(.014)	(.006)	(.0022)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.08%	1.42%	0.57%	0.23%	0.01%	0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$118,641	$100,287	$79,452	$38,804	$3,325	$3,108
Ratio of Total Expenses to Average Net Assets[4]	0.11%	0.11%	0.11%	0.11%	0.10%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.18%	1.43%	0.60%	0.27%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Distribution was less than $.0001 per share.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.11% for 2016, 0.11% for 2015, and 0.11% for 2014. For the six months ended February 28, 2019, and for the years ended August 31, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up “to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight

Federal Money Market Fund

bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $6,064,000, representing 0.01% of the fund’s net assets and 2.43% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Federal Money Market Fund

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	$118,650,429
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $2,775,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund

Sector Diversification

As of February 28, 2019

U.S. Treasury Bills	100.0%

The table reflects the fund’s market exposure. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (102.9%)
	United States Treasury Bill	2.338%–2.394%	3/5/19	749,190	748,992
	United States Treasury Bill	2.358%–2.379%	3/7/19	1,239,927	1,239,438
	United States Treasury Bill	2.390%–2.399%	3/12/19	751,697	751,148
	United States Treasury Bill	2.290%–2.390%	3/14/19	730,397	729,791
	United States Treasury Bill	2.374%	3/19/19	1,773,000	1,770,903
	United States Treasury Bill	2.317%–2.389%	3/21/19	786,673	785,648
	United States Treasury Bill	2.379%	3/26/19	78,933	78,803
	United States Treasury Bill	2.410%–2.430%	3/28/19	1,580,617	1,577,755
	United States Treasury Bill	2.399%–2.409%	4/2/19	252,000	251,463
	United States Treasury Bill	2.415%–2.480%	4/4/19	1,297,467	1,294,448
	United States Treasury Bill	2.394%	4/9/19	719,608	717,749
	United States Treasury Bill	2.409%–2.425%	4/11/19	388,645	387,590
	United States Treasury Bill	2.409%	4/16/19	1,130,000	1,126,535
	United States Treasury Bill	2.420%–2.445%	4/18/19	652,822	650,725
	United States Treasury Bill	2.409%	4/23/19	428,000	426,488
	United States Treasury Bill	2.405%–2.455%	4/25/19	292,313	291,232
	United States Treasury Bill	2.419%	4/30/19	752,000	749,181
	United States Treasury Bill	2.389%	5/2/19	2,101,000	2,092,406
	United States Treasury Bill	2.399%	5/9/19	1,823,000	1,814,667
	United States Treasury Bill	2.395%–2.415%	5/16/19	1,938,898	1,929,078
	United States Treasury Bill	2.410%	5/23/19	1,804,000	1,794,039
	United States Treasury Bill	2.386%–2.432%	5/30/19	2,544,390	2,529,069
	United States Treasury Bill	2.403%–2.527%	6/6/19	400,000	397,326
	United States Treasury Bill	2.413%–2.511%	6/13/19	719,261	714,127
	United States Treasury Bill	2.416%	6/20/19	1,917	1,903
2	United States Treasury Floating
	Rate Note, 3M U.S. T-Bill Auction
	High Money Market Yield + 0.000%	2.420%	1/31/20	500,000	500,000
Total U.S. Government and Agency Obligations (Cost $25,350,504)					25,350,504
Total Investments (102.9%) (Cost $25,350,504)					25,350,504

Treasury Money Market Fund

Amount
($000)
Other Assets and Liabilities (-2.9%)
Other Assets
Investment in Vanguard	1,252
Receivables for Accrued Income	969
Receivables for Capital Shares Issued	80,611
Other Assets	3,992
Total Other Assets	86,824
Liabilities
Payables for Investment Securities Purchased	(749,181)
Payables for Capital Shares Redeemed	(42,884)
Payables for Distributions	(2,575)
Payables to Vanguard	(906)
Total Liabilities	(795,546)
Net Assets (100%)
Applicable to 24,639,555,976 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	24,641,782
Net Asset Value Per Share	$1.00

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	24,642,595
Total Distributable Earnings (Loss)	(813)
Net Assets	24,641,782

•        See Note A in Notes to Financial Statements.

1       Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

2       Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest	250,240
Total Income	250,240
Expenses
The Vanguard Group—Note B
Investment Advisory Services	348
Management and Administrative	7,485
Marketing and Distribution	1,988
Custodian Fees	32
Shareholders’ Reports	24
Trustees’ Fees and Expenses	4
Total Expenses	9,881
Net Investment Income	240,359
Realized Net Gain (Loss) on Investment Securities Sold	99
Net Increase (Decrease) in Net Assets Resulting from Operations	240,458

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	240,359	237,330
Realized Net Gain (Loss)	99	(480)
Net Increase (Decrease) in Net Assets Resulting from Operations	240,458	236,850
Distributions
Net Investment Income	(240,360)	(237,338)
Realized Capital Gain	—	—
Total Distributions	(240,360)	(237,338)
Capital Share Transactions (at $1.00 per share)
Issued	12,115,478	11,971,071
Issued in Lieu of Cash Distributions	224,993	227,052
Redeemed	(6,610,083)	(8,925,092)
Net Increase (Decrease) from Capital Share Transactions	5,730,388	3,273,031
Total Increase (Decrease)	5,730,486	3,272,543
Net Assets
Beginning of Period	18,911,296	15,638,753
End of Period	24,641,782	18,911,296

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	February 28,		Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.011 [1]	.014 [1]	.005 [1]	.0017	.0001	.0001
Net Realized and Unrealized Gain (Loss)	—	—	—	—	—	—
on Investments
Total from Investment Operations	.011	.014	.005	.0017	.0001	.0001
Distributions
Dividends from Net Investment Income	(.011)	(.014)	(.005)	(.0017)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	(.0000)[2]
Total Distributions	(.011)	(.014)	(.005)	(.0017)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.09%	1.43%	0.54%	0.17%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,642	$18,911	$15,639	$12,803	$9,388	$10,365
Ratio of Total Expenses to Average Net Assets[4]	0.09%	0.09%	0.09%	0.09%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.19%	1.43%	0.55%	0.18%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Distribution was less than $.0001 per share.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.09% for 2016, 0.09% for 2015, and 0.09% for 2014. For the six months ended February 28, 2019, and years ended August 31, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

Treasury Money Market Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $1,252,000, representing 0.01% of the fund’s net assets and 0.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2019, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	25,350,504
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $923,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  April 19, 2019

VANGUARD MONEY MARKET RESERVES

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.